Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of Provision for income taxes
	2023	2022

Currently paid or payable	$3,268,196	$3,253,913
Deferred benefit	(373,105)	(118,587)
Total income tax expense	$2,895,091	$3,135,326

Schedule of federal income tax
	2023	2022

Computed expense at statutory rates	$3,428,659	$3,543,806
Tax exempt interest and BOLI	(380,952)	(243,121)
Disallowed interest	37,416	6,205
Partnership rehabilitation and tax credits	(698,450)	(389,911)
Low-income housing investment amortization expense	498,896	212,284
Other	9,522	6,063
Total income tax expense	$2,895,091	$3,135,326

Schedule of deferred income tax (benefit) expense
	2023	2022

Depreciation	$(16,267)	$22,316
Mortgage servicing rights	(15,872)	(7,377)
Bad debts	(238,035)	(209,783)
Limited partnership amortization	177,184	61,442
Investment in CFS Partners	(127,863)	(90,527)
Deferred SBA PPP fees	2,761	102,702
Prepaid expenses	17,652	34,467
Other	(172,665)	(31,827)
Change in deferred tax benefit	$(373,105)	$(118,587)

Schedule of significant components of the net deferred tax asset
	2023	2022

Components of the deferred tax asset:
Bad debts	$2,066,972	$1,828,937
Deferred compensation	6,930	6,930
Investment in CFS Partners	98,277	0
Contingent liability - MPF program	17,838	17,838
Finance lease	75,566	47,305
Operating lease	0	959
Deferred SBA PPP fees	3,205	5,966
Unrealized loss on debt securities AFS	4,234,981	5,493,977
Other	169,296	22,008
Total deferred tax asset	$6,673,065	$7,423,920
	2023	2022

Components of the deferred tax liability:
Depreciation	$467,217	$483,484
Limited partnerships	333,578	156,394
Mortgage servicing rights	165,272	181,144
Investment in CFS Partners	0	29,586
Operating lease	1,925	0
Prepaid expenses	126,545	108,893
Total deferred tax liability	1,094,537	959,501
Net deferred tax asset	$5,578,528	$6,464,419